DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of new standards in the period prior to their adoption [Abstract]
Percentage of trade receivable	0.20%
Future minimum lease payments under non-cancelable operating leases amount	$ 1,548